Loans to/(From) Related Parties (Tables)	12 Months Ended
Feb. 28, 2023
Loans to/(From) Related Parties [Abstract]
Schedule of loans to related parties
	As of February 28
Figures in Rand thousands	2023	2022

Non-current assets
Loans to related party	25,800	19,400

Current liabilities
Loans from related parties	(607)	(2,134)